Accumulated Other Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss

Note 15: Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2013	$(136)	$(134)	$6	$(264)
Other comprehensive loss before reclassifications	(129)	—	(4)	(133)
Amounts reclassified from accumulated other comprehensive loss	(4)	3	—	(1)

Net current period other comprehensive income (loss)	(133)	3	(4)	(134)
Equity contribution to consolidated variable interest entities	(6)	—	—	(6)

Balance as of September 30, 2014	$(275)	$(131)	$2	$(404)

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Total
	(in millions)
Balance as of December 31, 2012	$(212)	$(194)	$(406)
Other comprehensive income (loss) before reclassifications	(21)	6	(15)
Amounts reclassified from accumulated other comprehensive loss	—	4	4

Net current period other comprehensive income (loss)	(21)	10	(11)

Balance as of September 30, 2013	$(233)	$(184)	$(417)

(1)	Includes net investment hedges.

The following table presents additional information about reclassifications out of accumulated other comprehensive loss:

	Nine Months Ended September 30,
	2014	2013
	(in millions)
Currency translation adjustment:
Sale and liquidation of foreign assets(1)	$3	$(1)
Gains on net investment hedges(2)	1	1
Tax benefit(3)(4)	—	—

Total currency translation adjustment reclassifications for the period, net of taxes	4	—

Pension liability adjustment:
Amortization of prior service cost(5)	(3)	(1)
Amortization of net loss(5)	(2)	(6)
Tax benefit(3)	2	3

Total pension liability adjustment reclassifications for the period, net of taxes	(3)	(4)

Total reclassifications for the period, net of tax	$1	$(4)

(1)	Reclassified out of accumulated other comprehensive loss to other gain, net in our condensed consolidated statements of operations. Amounts in parentheses indicate a loss in our condensed consolidated statements of operations.
(2)	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our condensed consolidated statements of operations.
(3)	Reclassified out of accumulated other comprehensive loss to income tax expense in our condensed consolidated statements of operations.
(4)	The respective tax benefit was less than $1 million for the nine months ended September 30, 2014 and 2013.
(5)	Reclassified out of accumulated other comprehensive loss to general, administrative and other in the condensed consolidated statements of operations. These amounts were included in the computation of net periodic pension cost (credit). See Note 12: “Employee Benefit Plans” for additional information. Amounts in parentheses indicate a loss in our condensed consolidated statements of operations.

Note 23: Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2010	$ (257)	$ (140)	$ (1)	$ (398)
Other comprehensive loss before reclassifications	(79)	(21)	—	(100)
Amounts reclassified from accumulated other comprehensive loss	—	8	1	9

Net current period other comprehensive income (loss)	(79)	(13)	1	(91)

Balance as of December 31, 2011	(336)	(153)	—	(489)
Other comprehensive income (loss) before reclassifications	124	(35)	—	89
Amounts reclassified from accumulated other comprehensive loss	—	(6)	—	(6)

Net current period other comprehensive income (loss)	124	(41)	—	83

Balance as of December 31, 2012	(212)	(194)	—	(406)
Other comprehensive income before reclassifications	67	54	6	127
Amounts reclassified from accumulated other comprehensive loss	9	6	—	15

Net current period other comprehensive income	76	60	6	142

Balance as of December 31, 2013	$ (136)	$ (134)	$ 6	$ (264)

(1)	Includes net investment hedges.

The following table presents additional information about reclassifications out of accumulated other comprehensive loss for the year ended December 31, 2013:

(in millions)
Currency translation adjustment:
Sale and liquidation of foreign assets(1)	$(15)
Gains on net investment hedges(2)	1
Tax benefit(3)	5

Total currency translation adjustment reclassifications for the period, net of taxes	(9)

Pension liability adjustment:
Amortization of prior service cost(4)	(1)
Amortization of net loss(4)	(8)
Tax benefit(3)	3

Total pension liability adjustment reclassifications for the period, net of taxes	(6)

Total reclassifications for the period, net of tax	$(15)

(1)	Reclassified out of accumulated other comprehensive loss to other gain, net in the consolidated statement of operations. Amounts in parentheses indicate a loss in our consolidated statement of operations.
(2)	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statement of operations.
(3)	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statement of operations.
(4)	Reclassified out of accumulated other comprehensive loss to general, administrative and other in the consolidated statement of operations. These amounts were included in the computation of net periodic pension cost. See Note 20: “Employee Benefit Plans” for additional information. Amounts in parentheses indicate a loss in our consolidated statement of operations.